INVENTORIES (Schedule of Inventories) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Raw materials	$ 21,112,892	$ 44,208,096
Work-in-process	27,941,926	27,302,298
Finished goods	94,921,237	121,660,725
Total inventories	$ 143,976,055	$ 193,171,119